Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Loss [Abstract]
Balance at beginning of period	¥ 32,647	¥ 20,188
Adoption of ASC 326		5,376
Amounts charged to expenses	924	10,597
Amounts written off	(1,416)	(195)
Disposal of subsidiaries	(24,352)	(3,319)
Balance at end of period	¥ 7,803	¥ 32,647